Share-Based Compensation (Details) - Schedule of key assumptions used to determine fair value of options - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) - Schedule of key assumptions used to determine fair value of options [Line Items]
Expected volatility
Risk-free interest rate
Exercise multiples (in Yuan Renminbi per share)
Expected dividend yield		0.00%	0.00%
Life of options		10 years	10 years
Fair value of underlying ordinary shares (RMB) (in Yuan Renminbi per share)
Minimum [Member]
Share-Based Compensation (Details) - Schedule of key assumptions used to determine fair value of options [Line Items]
Expected volatility		45.90%	48.00%
Risk-free interest rate		1.50%	0.70%
Exercise multiples (in Yuan Renminbi per share)		¥ 2.2	¥ 2.2
Fair value of underlying ordinary shares (RMB) (in Yuan Renminbi per share)		¥ 1.9	¥ 2.7
Maximum [Member]
Share-Based Compensation (Details) - Schedule of key assumptions used to determine fair value of options [Line Items]
Expected volatility		52.70%	48.20%
Risk-free interest rate		1.70%	0.90%
Exercise multiples (in Yuan Renminbi per share)		¥ 3	¥ 2.8
Fair value of underlying ordinary shares (RMB) (in Yuan Renminbi per share)		¥ 12.1	¥ 3.7